SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of Segment Information about Company Operations and Assets
The following schedule presents segment information about the Company's operations for the period April 9, 2019 to December 31, 2019 (Successor):

In thousands of U.S. dollars	North Sea	West Coast of Africa	Corporate	Total
Charter Revenue	$29,911	$6,644	—	$36,555
Vessel operating expenses	(20,104)	(7,126)	—	(27,230)
Voyage expenses	(783)	(341)	—	(1,124)
General and administrative expenses	(1,068)	(184)	(3,282)	(4,534)
Depreciation expense	(6,578)	(1,874)	—	(8,452)
Interest income	—	—	39	39
Interest expense	—	(347)	(6,224)	(6,571)
Other financial income (expense)	—	—	(136)	(136)
Segment income / (loss)	$1,378	$(3,228)	$(9,603)	$(11,453)

The following schedule presents the Company's assets by segment as of December 31, 2019 (Successor):

In thousands of U.S. dollars	North Sea	West Coast of Africa	Corporate	Total
Total assets	$170,229	$28,133	$3,547	$201,909